3 Segment Information (Details 3) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Non-current assets	£ 17,158	£ 14,826	£ 30,641
SPAIN
Disclosure of operating segments [line items]
Non-current assets	4,383	1,860	2,154
UNITED KINGDOM
Disclosure of operating segments [line items]
Non-current assets	£ 12,775	£ 12,966	15,331
UNITED STATES
Disclosure of operating segments [line items]
Non-current assets			£ 13,156